Revenues - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales revenue, net | Customer concentration risk | Apple
Disaggregation of Revenue [Line Items]
Share of companies in consolidated net revenues	17.70%	14.50%	12.30%
Minimum
Disaggregation of Revenue [Line Items]
Revenue recognition and disaggregation payment terms	30 days
Maximum
Disaggregation of Revenue [Line Items]
Revenue recognition and disaggregation payment terms	90 days
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2026-01-01
Disaggregation of Revenue [Line Items]
Performance obligations term	1 year